Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

8. RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Company had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company
Beijing Junwei Technology Co., Ltd	Controlling shareholder of QY

As of December 31, 2025 and June 30, 2026, the amounts due from related party are as follows:

	As of December 31,	As of June 30,
	2025	2026	2026
	RMB	RMB	US$
Amount due from related party
Beijing Junwei Technology Co., Ltd (i)	100	-	-
Total	100	-	-

(i)	represents the business advance payments made to Beijing Junwei Technology Co., Ltd. for administration and registration service.